Mineral Interests (Details) - Schedule of mineral interest expenditures - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
KSM [Member]
Mineral Interests (Details) - Schedule of mineral interest expenditures [Line Items]
Balance	$ 296,509	$ 276,586
Acquisitions	127,530	2,662
Expenditures	20,128	17,261
Balance	444,167	296,509
Courageous Lake [Member]
Mineral Interests (Details) - Schedule of mineral interest expenditures [Line Items]
Balance	75,721	73,647
Acquisitions
Expenditures	801	2,074
Balance	76,522	75,721
Iskut [Member]
Mineral Interests (Details) - Schedule of mineral interest expenditures [Line Items]
Balance	32,215	29,031
Acquisitions
Expenditures	5,734	3,184
Balance	37,949	32,215
Snowstorm [Member]
Mineral Interests (Details) - Schedule of mineral interest expenditures [Line Items]
Balance	20,455	15,269
Acquisitions		528
Expenditures	4,469	4,658
Balance	24,924	20,455
3 Aces [Member]
Mineral Interests (Details) - Schedule of mineral interest expenditures [Line Items]
Balance
Acquisitions	6,564
Expenditures	549
Balance	7,113
Grassy Mountain [Member]
Mineral Interests (Details) - Schedule of mineral interest expenditures [Line Items]
Balance	771	771
Acquisitions
Expenditures
Balance	771	771
Total [Member]
Mineral Interests (Details) - Schedule of mineral interest expenditures [Line Items]
Balance	425,671	395,304
Acquisitions	134,094	3,190
Expenditures	31,681	27,177
Balance	$ 591,446	$ 425,671